Share-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2024
Share-Based Compensation [Abstract]
Schedule of Award Activity	A summary of the employee equity award activity under the 2019 Plan is stated below:
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2022	1,035,000	2.00	6.8	603.0
Granted	—	—	—	—
Forfeited	—	—	—	—
Outstanding, April 30, 2023	1,035,000	2.00	5.8	603.0
Vested at April 30, 2023	1,035,000	2.00	5.8	603.0
Exercisable at April 30, 2023	—
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	Years	USD
Outstanding, April 30, 2023	1,035,000	0.01	5.8	3.8
Granted	—	—	—	—
Forfeited	(15,000)	0.01	—	0.8
Outstanding, April 30, 2024	1,020,000	0.01	4.8	0.8
Vested at April 30, 2024	1,020,000	0.01	4.8	0.8
Exercisable at April 30, 2024	1,020,000	0.01	4.8	0.8
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2023	1,035,000	2.00	5.8	603.0
Granted	—	—	—	—
Forfeited	(15,000)	2.00	—	121.4
Outstanding, April 30, 2024	1,020,000	2.00	4.8	121.4
Vested at April 30, 2024	1,020,000	2.00	4.8	121.4
Exercisable at April 30, 2024	1,020,000	2.00	4.8	121.4
A summary of the employee equity award activity under the 2019 Trust-Type Plan is stated below:
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2022	2,000,000	50	7.2	555.0
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, April 30, 2023	2,000,000	50	6.2	555.0
Vested at April 30, 2023	2,000,000	50	6.2	555.0
Exercisable at April 30, 2023	2,000,000	50	6.2	555.0

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2023	2,000,000	50	6.2	555.0
Granted	—	—	—	—
Forfeited	(2,500)	50	—	—
Exercised	(37,500)	50	—	—
Outstanding, April 30, 2024	1,960,000	50	5.2	73.4
Vested at April 30, 2024	1,960,000	50	5.2	73.4
Exercisable at April 30, 2024	1,960,000	50	5.2	73.4
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	Years	USD
Outstanding, April 30, 2023	2,000,000	0.32	6.2	3.5
Granted	—	—	—	—
Forfeited	(2,500)	0.32	—	—
Exercised	(37,500)	0.32	—	—
Outstanding, April 30, 2024	1,960,000	0.32	5.2	0.5
Vested at April 30, 2024	1,960,000	0.32	5.2	0.5
Exercisable at April 30, 2024	1,960,000	0.32	5.2	0.5